Activity and structure of Inter & Co, Inc. and its subsidiaries (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
InterHoldingFinanceiraS.a. [Member]
General Information [Line Items]
Proportion of ownership interest in subsidiary	100.00%	0.00%	0.00%